Income Taxes (Tables)	12 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of tax effects of temporary differences of deferred tax assets and liabilities

The sources and tax effects of the differences are as follows:

	Three Months Ended June 30, 2016	For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Year Ended March 31, 2016	For the Period May 12, 2014 (Inception) Through March 31, 2015
Income taxes at Federal statutory rate	(34.00)%	(34.00)%	(34.00)%	(34.00)%	(34.00)%
State income taxes, net of Federal income tax benefit	(2.63)%	(2.60)%	(2.64)%	(2.54)%	(3.96)%
Permanent differences	0.06%	0.22%	4.10%	1.06%	0.00%
Change in Valuation Allowance	36.57%	36.09%	32.54%	35.32%	37.96%
State tax rate change	0.00%	0.29%	0.00%	0.16%	0.00%
Income Tax Provision	0.00%	0.00%	0.00%	0.00%	0.00%

Schedule of deferred tax assets

The tax effects of temporary differences that give rise to the Company’s deferred tax assets and liabilities are as follows:

	June 30, 2016	June 30, 2015	March 31, 2016	March 31, 2015
Net Operating Loss Carryforwards	$1,711,488	$368,961	$1,264,686	$159,721
Share-based compensation	396,264	69,524	236,645	–
Change in derivative liability	315,205	–	–	–
Other	(22,365)	9,713	(21,324)	9,713
	2,400,592	448,198	1,480,007	169,434
Valuation Allowance	(2,400,592)	(448,198)	(1,480,007)	(169,434)
Net Deferred Tax Assets	$-	$-	$–	$–